SHAREHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
SHAREHOLDERS’ EQUITY

Note 13 — SHAREHOLDERS’ EQUITY

Gamehaus was established under the laws of the Cayman Islands on December 2, 2020. The authorized share capital of the Company is $50,000 divided into 500,000,000 shares of par value $0.0001 each, including 425,262,873 ordinary shares and 74,737,127 preferred shares. As of June 30, 2024 and 2023, 75,409,060 ordinary shares were issued and outstanding and 74,737,127 preferred shares were issued and outstanding, respectively. The shares are presented on a retroactive basis to reflect the nominal share issuance.

Preferred Shares of the Company

The powers, preferences, rights, restrictions, and other matters relating to the preferred shares are as follows:

Dividend Rights

The holders of the preferred shares are entitled to receive dividends, out of any assets legally available therefor. No dividend or distribution shall be paid except out of the realized or unrealized profits of the Company, or out of the share premium account. Such dividends shall be payable when, as and if declared by the Company’s board of directors, and shall not be cumulative.

Conversion Rights

Subject to and in compliance with the Memorandum and Articles of the Company, the holders of the preferred shares have conversion rights as follows:

(i) Optional Conversion: Subject to the Articles of Association of the Company, any preferred share may, at the option of the holder thereof, be converted at any time after the date of issuance of such shares, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares based on the then-effective preferred share conversion price.

(ii) Automatic Conversion: Each outstanding preferred share shall automatically be converted into ordinary shares at the then applicable effective conversion price upon the closing of a qualified public offering approved by the board of directors.

(iii) Conversion Ratio: Each preferred share shall be convertible, at the option of the holder thereof, at any time after the applicable preferred share issue date into such number of fully paid and non-assessable ordinary shares as determined by dividing the applicable preferred share issue price by the then-effective preferred share conversion Price. The preferred share conversion price shall initially be the applicable preferred share issue price, resulting in an initial conversion ratio for the preferred shares of 1:1, and shall be subject to adjustment and readjustment from time to time as hereinafter provided.

Voting Rights

Each preferred share holder shall carry a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited. The holders of the preferred shares shall vote together with the holders of the ordinary shares, and not as a separate class.

On September 16, 2023, all of the directors of the Company passed the resolution to unconditionally waive any rights, preferences, and privileges of preferred shares under the Memorandum and Articles of Association of the Company.

Golden Star Acquisition Corporation [Member]
SHAREHOLDERS’ EQUITY

NOTE 8. SHAREHOLDERS’ EQUITY

Founder shares — On September 17, 2021, the Company issued 2,875,000 founder shares to the Sponsor “Founder Shares” for $25,000. On December 14, 2022, the Sponsor surrendered 1,150,000 shares for no consideration (reference to Note 5).

Ordinary Shares Held by Sponsor — On May 4, 2023, the Company is authorized to issue 307,000 shares to the Sponsor upon the completion of the Private Placement (see Note 4). Ordinary shares held by Sponsor are not subject to redemption.

As of September 30, 2024 and December 31, 2023, there were 2,032,000 Ordinary Shares held by Sponsor issued and outstanding.

Ordinary Shares held by Public Shareholders — On May 4, 2023, in connection with the IPO (reference to Note 3), 6,900,000 Ordinary Shares issued and subject to possible redemption are excluded from the shareholders’ equity.

As of September 30, 2024 and December 31, 2023, there were 2,502,021 and 6,900,000 Ordinary Shares held by public shareholders issued and outstanding, respectively.

Rights — Except in cases where the Company is not the surviving Company in a business combination, the holders of the rights will automatically receive two-tenths (2/10) of an Ordinary Share upon consummation of the Company’s initial business combination. In the event the Company will not be the surviving company upon completion of the initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the two-tenths (2/10) of an Ordinary Share underlying each right upon consummation of the business combination. As of September 30, 2024 and December 31, 2023, no rights had been converted into Ordinary Shares.

NOTE 8. SHAREHOLDERS’ EQUITY

Ordinary Shares — The Company is authorized to issue 50,000,000 ordinary shares, with a par value of $0.001 per share. Holders of the ordinary shares are entitled to one vote for each ordinary share. At December 31, 2022, there was 1,725,000 Ordinary Shares issued and outstanding, of which 225,000 were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full, so that the Sponsor will own 20% of the issued and outstanding shares after the IPO (see Note 6). On May 4, 2023, the underwriter fully exercised the over-allotment option, as such there are no ordinary shares subject to forfeiture.

On May 4, 2023, the Company issued 307,000 shares to the Sponsor upon the completion of the Private Placement (see Note 5). As of December 31, 2023, there was 2,032,000 Ordinary Shares issued and outstanding.

The 6,900,000 Ordinary Shares issued in the IPO subject to possible redemption are excluded from the shareholders’ equity.

Rights — Except in cases where the Company is not the surviving Company in a business combination, the holders of the rights will automatically receive 2/10 of an Ordinary Share upon consummation of the Company’s initial business combination. In the event the Company will not be the surviving company upon completion of the initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the 2/10 of an Ordinary Share underlying each right upon consummation of the business combination. As of December 31, 2023, no rights had been converted into Ordinary Shares.